Borrowings - Summary of Long-term Borrowings and Bonds (Parenthetical) (Detail)		12 Months Ended
	Mar. 18, 2013	Dec. 31, 2017	Dec. 31, 2016
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	5.05%
Borrowings maturity year	10
RMB [member] | Long-term bank borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings maturity year		0	2021
RMB [member] | Long-term bank borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		3.10%	3.40%
RMB [member] | Long-term bank borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		3.48%	4.41%
RMB [member] | Guaranteed bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings maturity year		0	2026
RMB [member] | Guaranteed bonds [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		3.03%	3.03%
RMB [member] | Guaranteed bonds [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		5.05%	5.05%
RMB [member] | Unsecured bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings maturity year		0	2021
RMB [member] | Unsecured bonds [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		3.00%	3.00%
RMB [member] | Unsecured bonds [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		3.39%	3.39%
USD [member] | Long-term bank borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings maturity year		0	2025
USD [member] | Long-term bank borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate basis		6 month libor +0.55%	6 months libor+0.75%
Borrowings interest rate basis adjustment		0.55%	0.75%
USD [member] | Long-term bank borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate basis		6 months libor +2.85%	6 months libor +3.75%
Borrowings interest rate basis adjustment		2.85%	3.75%
EUR [member] | Long-term bank borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate basis		3 months Euribor+0.5%	3 months Euribor+0.5%
Borrowings interest rate basis adjustment		0.50%	0.50%
Borrowings maturity year		0	2026
SGD [member] | Guaranteed bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		2.80%
Borrowings maturity year		0	2020
KRW [member] | Guaranteed bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		2.05%	2.05%
Borrowings maturity year		0	2019
KRW [member] | Unsecured bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate		2.85%	2.85%
Borrowings maturity year		0	2019